Reserve (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Reserve (Textual)
Statutory surplus reserve ,description	The amounts determined by their respective boards of directors annually up to 50% of authorized capital, but must not be less than 10% of the net profit after tax.
Statutory surplus reserve	$ 6,084,836	$ 6,084,836